SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total assets	¥ 40,084,427	¥ 29,792,974
Total liabilities	28,903,742	23,226,284
Variable Interest Entity, Primary Beneficiary [Member]
Total assets	2,815,206	617,631
Total liabilities	¥ 91,069	¥ 46,528